Note 4 - Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

December 31, 2012	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$5,110,910	$(4,763,611)	$347,299
Leasehold improvements	5,948,003	(5,016,316)	931,687
Computer hardware and software	1,641,223	(1,577,244)	63,979
Furniture and fixtures	421,132	(419,225)	1,907
	$13,121,268	$(11,776,396)	$1,344,872

December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leasehold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579

In the year ended December 31, 2012, the Company identified certain property and equipment that is not currently in use. All of this property and equipment had been fully depreciated and had a net book value of zero. The cost and accumulated depreciation of this property and equipment of $5,574,219 was removed from the Company’s balance sheet on December 31, 2012.